Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

8. Leases

Financing leases as lessee

As of December 31, 2024, the Company has financing leases with the financial institutions on its consolidated balance sheet for hire purchase of motor vehicle.

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	11,121	-	-

Financing lease liabilities non-current	-	-	-

As of December 31, 2024 and 2025, leased assets which are included in the “Property, plant and equipment” of the consolidated balance sheet of following as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Motor vehicles at cost	128,000	128,000	97,280
Less: Accumulated depreciation	(113,067)	(128,000)	(97,280)
Motor vehicles, net	14,933	-	-

Information relating to financing lease activities during the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Financing lease expenses
Depreciation	25,600	25,600	14,933	11,050
Interest on lease liabilities	1,920	1,920	1,188	879
Total financing lease expenses	27,520	27,520	16,121	11,929

As of December 31, 2025, the Company had no outstanding lease liabilities or future lease payment obligations.

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

The following table shows the weighted-average lease terms and discount rates as of December 31, 2024 and 2025 for finance leases:

	2024	2025
Weighted average remaining lease term (Years)
Finance leases	0.58	-
Weighted average discount rate (%)
Finance leases	2.28	-

Operating leases

The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD 60,000 (USD 44,400). As of December 31, 2025, the Company reports operating leases for leasehold buildings on its consolidated balance sheets.

The following table shows operating lease liabilities and the associated financial statement line items:

	2024	2025	2025
	SGD	SGD	USD
Liabilities
Operating lease liabilities – current – related party	711,389	-	-
Operating lease liabilities – non current – related party	-	-	-
Total	711,389	-	-

As of December 31, 2024 and 2025, “Right-of-use assets, net” consisted of the following:

	2024	2025	2025
	SGD	SGD	USD
Right of use assets – related party	1,407,124	1,407,124	1,069,414
Less: Accumulated amortization	695,735	(1,407,124)	(1,069,414)
Right of use assets, net – related party	711,389	-	-

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Information related to operating lease activities during the periods are as follows:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Operating lease expenses
Amortization	-	695,735	711,389	526,428
Interest of lease liabilities	-	24,265	8,611	6,372
Total operating lease expenses	-	720,000	720,000	532,800

Future operating lease payments as of December 31, 2025 are detailed as follows:

	SGD	USD
For the year ending December 31,
2026	-	-
Total lease payments	-	-
Less: imputed interest	-	-
Present value of operating lease liabilities	-	-
Less: Current portion	-	-
Long-term potion of operating lease liabilities	-	-

The following table shows the weighted-average lease terms and discount rates as of December 31, 2024 and 2025 for operating leases:

	2024	2025
Weighted average remaining lease term (Years)
Operating leases	1.00	1.00
Weighted average discount rate (%)
Operating leases	2.25	2.25

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements